VIA EDGAR TRANSMISSION

December 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	American General Life Insurance Company Separate Account VL-R (“Registrant”)

American General Life Insurance Company (“Depositor”)

Certification Pursuant to Rule 497(j) of the Securities Act of 1933

(Investment Company Act Number 811-08561)

(Central Index Key 0001051485)

FILE NUMBER	PRODUCT NAME
333-234483	AGL Gallery Life AGL Flexible Premium
333-234484	AGL Flexible Premium Group
333-234486	AGL Polaris Life AGL Gemstone Life
333-234488	AGL Polaris Survivorship Life VUL

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.

In connection with the above-referenced Registration Statements, the form of the Prospectus Supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2.	The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (713) 831-2255.

Very truly yours,

SUZANNE M. RAGSDALE

Suzanne M. Ragsdale

Assistant General Counsel